Notes Payable to Investors - Additional Information (Detail)	1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 28, 2017 USD ($)	Oct. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 15, 2016 USD ($)	Apr. 14, 2016 USD ($)
Debt Instrument [Line Items]
Proceeds from sale of capital stock				$ 40,247,775
Convertible Note Financing [Member]
Debt Instrument [Line Items]
Convertible notes payable			$ 9,000,000			$ 4,500,000	$ 4,500,000
Conversion description				In connection with the Convertible Note Financing, Aerpio’s Articles of Incorporation were amended such that any Aerpio preferred that did not participate in the Aerpio Convertible Note Financing would have their respective shares of Aerpio preferred stock automatically converted into Aerpio common stock using a 3-to-1 conversion ratio and such preferred stockholders would lose the right to representation on the Aerpio Board of Directors and other preferred rights	In connection with the Convertible Note Financing, Aerpio’s Articles of Incorporation were amended such that any Aerpio preferred stockholder that did not participate in the Convertible Note Financing would have their respective shares of Aerpio preferred stock automatically converted into Aerpio’s common stock using a 3-to-1 conversion ratio and such Aerpio preferred stockholders would lose the right to representation on Aerpio’s Board of Directors and other preferred rights.
Unamortized debt issuance costs				$ 0	$ 75,561
Conversion ratio			0.33		0.33
Convertible Notes accrue interest rate per annum				8.00%	8.00%
Debt issuance cost				$ 138,312	$ 138,312
Amortization period				7 months	7 months
Maturity date				Mar. 31, 2016	Oct. 31, 2016
Gross proceeds from sale of capital stock				$ 30,000,000
Convertible Note Financing [Member] | Investor Sale [Member]
Debt Instrument [Line Items]
Proceeds from sale of capital stock					$ 30,000,000
Additional Convertible Note Financings [Member]
Debt Instrument [Line Items]
Convertible notes payable	$ 300,000	$ 3,500,000
Debt issuance cost	$ 125,935	$ 125,935
Maturity date	Mar. 31, 2017	Mar. 31, 2017